Summary of significant accounting policies (Details Narrative)	1 Months Ended			6 Months Ended
	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Contract liabilities, current				$ 484,862		$ 602,721
Average exchange rates				7.0061	7.2308
Cash				$ 72,485
Cumulative impairment for long-term investments				7,400,000		200,000
Impairment loss of investments				7,000,000.0
Cash maintained with people's republic of china				$ 35,356		$ 30,502
Exchange rates (per RMB1)				6.8980		7.1190
UNITED STATES [Member]
Cash				$ 213,896		$ 772,975
Deposit Insurance Regulation [Member]
Cash				72,485
Minimum
Applicable vat rate percentage	9.00%	12.00%	13.00%
Maximum
Applicable vat rate percentage	13.00%	16.00%	17.00%
Shipping and handling
Shipping and handling expenses				$ 1,405	$ 47,352